ACCOUNTS RECEIVABLE - Components of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Line Items]
Accounts receivable, net	$ 263	$ 247
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	250	204
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 13	$ 43